Net Interest Income - Summary of Net Interest Income (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Net Interest Income [Abstract]
Interest income on loans		€ 19,028		€ 18,966	[1]	€ 18,338
Interest income on financial assets at fair value through OCI		615		554
Interest income on financial assets at amortised cost		673		780	[1]
Interest income on non-trading derivatives (hedge accounting)		4,319		4,497
Negative interest on liabilities		422		453		500
Total interest income using effective interest rate method		25,056	[2]	25,249
Interest income on financial assets at fair value through profit or loss		1,897		1,795
Interest income on investments						1,494
Interest income on trading derivatives						16,108
Interest income on other trading portfolio						1,028
Interest income on non-trading derivatives (no hedge accounting)		1,181		1,059	[1]	700	[1]
Interest income on non-trading derivatives (hedge accounting)						5,690
Interest income other		30		25		138
Total other interest income		3,107		2,880
Total Interest income		28,163	[3]	28,129	[3]	43,996
Interest expense on deposits from banks		361		362		301
Interest expense on customer deposits		2,934		2,607		2,664
Interest expense on debt securities in issue		2,350		2,254		2,054
Interest expense on subordinated loans		660		711		784
Negative interest on assets		349		412		407
Interest expense on non-trading derivatives (hedge accounting)		4,615		4,826		5,946
Total interest expense using effective interest rate method		11,268	[3]	11,171	[3]
Interest expense on financial liabilities at fair value through profit or loss		1,695		1,578
Interest expense on trading derivatives						16,117
Interest expense on other trading liabilities						744
Interest expense on non-trading derivatives (no hedge accounting)		1,311		1,387	[1]	1,001	[1]
Interest expense on lease liabilities		25
Interest expense other		54		33		331
Total other interest expense		3,084	[3]	2,997	[3]
Total interest expense	[2]	14,353		14,169		30,349
Net interest income	[2]	€ 13,811		€ 13,960		€ 13,647

[1]	1 The prior periods have been updated to improve consistency and comparability.
[2]
1 The amounts for the period ended 31 December 2019 and 2018 have been prepared in accordance with IFRS 9. The adoption of IFRS 9 led to new presentation requirements. 2017 period amounts have not been restated. 2018 amounts in other interest income and other interest expense have been updated to improve consistency and comparability.

[3]

Includes dividends received as recognized within Investment Income, from equity securities included in the Financial assets at fair value through profit or loss, Financial assets at fair value through OCI, and from Investments in associates and j oint ventures. Dividend paid and received from trading positions have been included.